Summary of Significant Accounting Policies, (ACL) AFS Securities, HTM Securities, Loans, Off-Balance Sheet Credit Exposures and Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for Loan Losses [Abstract]
Accrued interest receivable on AFS debt securities	$ 1,330	$ 1,294
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable	Accrued interest receivable
ACL related to AFS debt securities	$ 0	$ 0
ACL related to HTM debt securities	1	1	$ 2
ACL related to HTM debt securities, (recovery) of provision expense	0	(1)
Accrued interest receivable on HTM debt securities	$ 13	$ 24
Debt Securities, Held-to-Maturity, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable	Accrued interest receivable
Credit loss, reversion period	2 years
Accrued interest receivable on loans	$ 4,111	$ 3,429
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable	Accrued interest receivable
ACL related to loans	$ 11,519	$ 10,088	8,767
Provision expense	$ 2,765	2,580
Loans maturity period	6 years
ACL related to off-balance sheet credit	$ 871	582
ACL related to off-balance sheet credit with corresponding provision expense (recovery)	289	(110)
Loans [Abstract]
Loans held for sale	$ 0	$ 0
Concentrations of Credit Risk [Abstract]
% Total Loans	100.00%	100.00%
Due from Banks	$ 30,260
Commercial Real Estate Loans [Member]
Allowance for Loan Losses [Abstract]
ACL related to loans	5,331	$ 3,653	3,047
Provision expense	$ 1,660	$ 567
Concentrations of Credit Risk [Abstract]
% Total Loans	39.30%	35.13%
Residential Real Estate Loans [Member]
Allowance for Loan Losses [Abstract]
ACL related to loans	$ 2,793	$ 2,684	2,213
Provision expense	$ 164	$ 446
Concentrations of Credit Risk [Abstract]
% Total Loans	34.94%	35.18%
Commercial and Industrial Loans [Member]
Concentrations of Credit Risk [Abstract]
% Total Loans	13.97%	14.92%
Consumer Loans [Member]
Allowance for Loan Losses [Abstract]
ACL related to loans	$ 1,657	$ 2,215	$ 2,232
Provision expense	$ 700	$ 1,570
Concentrations of Credit Risk [Abstract]
% Total Loans	11.79%	14.77%